SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of Fair Value Measurement
Balance - December 31, 2022	$722,328
Additions	8,280,670
Settlement	(5,895,190)
Change in fair value	(3,107,808)
Balance - September 30, 2023	$-

Schedule of potential additional dilutive securities outstanding
	September 30,	September 30,
	2023	2022
Options	7,204,068	4,184,068
Warrants	14,474,494	3,280,000
Convertible notes payable	1,085,922	-
	22,764,484	7,464,068

	December 31,	December 31,
	2022	2021
Options	5,284,068	3,059,068
Warrants	3,780,000	-
Notes payable	440,000	-
	9,504,068	3,059,068

Fair Value Measurement
Balance - December 31, 2021	$-
Additions	862,860
Change in fair value	(140,532)
Balance - December 31, 2022	$722,328